Movements in Equity	12 Months Ended
Jun. 30, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Movements in Equity	Movements in Equity
Share capital, share premium and merger relief reserve
New ordinary shares were issued for exercise of options which resulted in an increase in share capital of £0.02 million and share premium of £5.5 million. The increase in share premium is due to the 2018 and 2019 Sharesave options vested in the reporting period and exercised at a price.
144,926 Class A shares were issued to the Sellers of Lexicon, resulting in an increase in merger relief reserve of £10.0 million and 70,866 Class A shares were issued to the Sellers of Mudbath, resulting in an increase in merger relief reserve of £2.8 million.
Other reserves
146,572 Class A shares are to be issued to the Sellers of DEK as equity consideration subject to a lock-up period, resulting in an increase of other reserves of £5.3 million.
£10.0 million was recognised as exchange differences from translating foreign operations during the reporting period.